Schedule of acquisition of assets and liabilities and consideration paid (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 67,180	$ 3,734,410
Intangible assets	33,951,477	32,732,062
Goodwill	171,615,991	195,097,659
Accounts Payable and accrued liabilities	(249,976)	(382,794)
Contract liabilities	5,380,378	3,890,569
Deferred tax liability	24,671,326	25,740,885
Cash and cash equivalents	7,415,516	22,654,262	$ 4,323,823
Accounts payable and accrued liabilities	249,976	382,794
Deferred tax liabilities	(1,451,939)	(20,794,275)
Prepaid expenses	128,180	(1,599,739)
Right-of-use assets	2,099,996	2,885,662	$ 2,848,400
Accounts payable and accrued liabilities	(5,380,378)	$ (3,890,569)
Game knot e p a [member]
IfrsStatementLineItems [Line Items]
Cash	9,513
Trade and other receivables	19,119
Intangible assets	601,000
Goodwill	3,111,023
Accounts Payable and accrued liabilities	8,077
Contract liabilities	(145,739)
Investments	6,317
Accounts payable and accrued liabilities	(8,077)
Deferred tax liabilities	(168,160)
Accounts payable and accrued liabilities	145,739
Ffsspa [member]
IfrsStatementLineItems [Line Items]
Cash	1,748,602
Trade and other receivables	85,031
Intangible assets	2,573,000
Goodwill	2,053,293
Accounts Payable and accrued liabilities	(193,030)
Contract liabilities	(347,722)
Income tax payable	(62,517)
Deferred tax liability	(603,098)
Total	5,253,559
Cash and cash equivalents	2,937,520
Deferred payment liability	2,316,039
Total	5,253,559
Accounts payable and accrued liabilities	193,030
Total	5,253,559
Total	5,253,559
Accounts payable and accrued liabilities	347,722
Contract liabilities	62,517
Vedatis s p a [member]
IfrsStatementLineItems [Line Items]
Cash	156,168
Trade and other receivables	72,915
Intangible assets	3,511,000
Goodwill	9,372,025
Accounts Payable and accrued liabilities	(599,981)
Contract liabilities	(45,391)
Income tax payable	(233,829)
Deferred tax liability	(878,284)
Total	11,356,720
Cash and cash equivalents	7,006,067
Deferred payment liability	2,649,930
Total	11,356,720
Intangible assets	2,097
Fair value of 5,200,000 common shares issued at $5.07 per share	2,374,380
Settlement of pre-existing relationship	(673,657)
Accounts payable and accrued liabilities	599,981
Total	11,356,720
Total	11,356,720
Accounts payable and accrued liabilities	45,391
Contract liabilities	233,829
Tabwire e p a [member]
IfrsStatementLineItems [Line Items]
Cash	6,506
Trade and other receivables	76,647
Intangible assets	3,304,000
Goodwill	9,013,287
Accounts Payable and accrued liabilities	(6,097)
Contract liabilities	(2,388)
Deferred tax liability	(941,970)
Total	11,449,985
Cash and cash equivalents	6,262,616
Total	11,449,985
Fair value of 5,200,000 common shares issued at $5.07 per share	5,238,323
Settlement of pre-existing relationship	(50,954)
Accounts payable and accrued liabilities	6,097
Total	11,449,985
Total	11,449,985
Accounts payable and accrued liabilities	2,388
Game knot e p a [member]
IfrsStatementLineItems [Line Items]
Total	3,424,996
Cash and cash equivalents	1,890,450
Deferred payment liability	613,129
Total	3,424,996
Fair value of 5,200,000 common shares issued at $5.07 per share	921,417
Total	3,424,996
Total	3,424,996
Addicting games s p a [member]
IfrsStatementLineItems [Line Items]
Cash	316,920
Trade and other receivables	674,067
Intangible assets	16,539,000
Goodwill	28,947,665
Accounts Payable and accrued liabilities	411,057
Contract liabilities	755,019
Income tax payable	290,003
Total	41,648,504
Cash and cash equivalents	12,477,901
Total	41,648,504
Intangible assets	6,476
Fair value of 5,200,000 common shares issued at $5.07 per share	14,636,402
Settlement of pre-existing relationship	2,205,448
Accounts payable and accrued liabilities	(411,057)
Deferred tax liabilities	(3,268,434)
Total	41,648,504
Total	41,648,504
Prepaid expenses	41,935
Right-of-use assets	410,208
Accounts payable and accrued liabilities	(755,019)
Contract liabilities	(290,003)
Contract liabilities	(133,533)
Long-term lease contract liabilities	(284,773)
Other long-term debt	(144,948)
Deferred payment liability	12,328,753
Outplayed m a [member]
IfrsStatementLineItems [Line Items]
Cash	1,917,249
Trade and other receivables	2,024,454
Intangible assets	32,494,000
Goodwill	37,844,194
Accounts Payable and accrued liabilities	225,978
Contract liabilities	32,032
Total	67,633,216
Cash and cash equivalents	10,429,399
Total	67,633,216
Fair value of 5,200,000 common shares issued at $5.07 per share	26,364,000
Accounts payable and accrued liabilities	(225,978)
Deferred tax liabilities	(6,395,405)
Total	67,633,216
Total	67,633,216
Prepaid expenses	31,339
Right-of-use assets	365,184
Accounts payable and accrued liabilities	(32,032)
Contract liabilities	(185,495)
Long-term lease contract liabilities	(204,294)
Deferred payment liability	$ 30,839,817